Non-controlling Interests (Details 2) - Idalia L L C [Member] - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Non-current assets			$ 10,230
Net loss for the year		$ 10,230	$ 322